Other Payables and Accruals (Tables)	6 Months Ended
Dec. 31, 2024
Other Payables and Accruals [Abstract]
Schedule of Other Payables and Accruals
	December 31, 2024	June 30, 2024
	RM	RM

Other payables	66,027	328
Accruals	1,390,298	1,129,689
	1,456,325	1,130,017